Employee benefits - Amount Included in the Statement of Financial Position Arising from the Company's Obligations (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	€ 267.7	€ 268.3
Present value of defined benefit obligation | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	261.2	261.9
Present value of defined benefit obligation | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	6.5	6.4
Present value of defined benefit obligation | Unfunded Plan
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	60.9	65.2
Present value of defined benefit obligation | Unfunded Plan | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	54.4	58.8
Present value of defined benefit obligation | Unfunded Plan | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	6.5	6.4
Present value of defined benefit obligation | Funded Plan
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	206.8	203.1
Present value of defined benefit obligation | Funded Plan | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	206.8	203.1
Present value of defined benefit obligation | Funded Plan | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	0.0	0.0
Plan assets
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	(115.6)	(110.0)
Plan assets | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	(115.6)	(110.0)
Plan assets | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	0.0	0.0
Plan assets, at fair value	115.6	110.0
Net defined benefit liability (asset)	152.1	158.3	€ 132.1
Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	145.6	151.9	€ 125.7
Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 6.5	€ 6.4